LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Schedule Of Future Minimum Lease Payments For Operating Leases and Capital Leases
Minimum future lease payments for the operating and capital leases at December 31, 2015, were as follows:

	Operating
	Leases	Capital Leases
	(In thousands)

2016	503	252
2017	214	275
2018	141	275
2019	141	275
2020	130	191
Thereafter	556	175

Total Minimum Lease Payments	$1,685	$1,443

Less: Amount representing interest		(116)

Present value of minimum lease payments		$1,327